Stockholders' Equity (Details 4) - shares	Jun. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding under the Plan	1,829,137	100,137
Stock options available for future grant	1,170,863	1,570,730
Common Stock, Capital Shares Reserved for Future Issuance	3,000,000	1,670,867